Balance Sheet Components - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Payroll and related	$ 1,264	$ 539	$ 427
Preclinical and clinical	2,403	1,726	956
Professional services	103	1,265
Other	275	138	17
Total	$ 4,045	$ 3,668	$ 1,400